Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

May 31, 2020

SOF-QTLY-0720
1.802189.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Electronic Equipment & Components - 0.8%
Electronic Equipment & Instruments - 0.8%
Trimble, Inc. (a)	1,992,600	$77,950,512
Entertainment - 2.4%
Interactive Home Entertainment - 2.0%
Activision Blizzard, Inc.	1,080,600	77,781,588
Electronic Arts, Inc. (a)	856,400	105,234,432
		183,016,020
Movies & Entertainment - 0.4%
Spotify Technology SA (a)	207,300	37,506,789

TOTAL ENTERTAINMENT		220,522,809

Interactive Media & Services - 4.9%
Interactive Media & Services - 4.9%
Alphabet, Inc. Class A (a)	182,600	261,760,752
Facebook, Inc. Class A (a)	416,700	93,795,003
Tencent Holdings Ltd.	622,100	33,690,366
Twitter, Inc. (a)	2,047,400	63,407,978
		452,654,099
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	246,300	51,080,157
IT Services - 30.1%
Data Processing & Outsourced Services - 18.9%
ExlService Holdings, Inc. (a)	731,500	44,745,855
Fidelity National Information Services, Inc.	60,500	8,399,215
FleetCor Technologies, Inc. (a)	141,800	34,569,422
Global Payments, Inc.	333,170	59,800,683
MasterCard, Inc. Class A	1,538,200	462,828,998
Paychex, Inc.	388,400	28,073,552
PayPal Holdings, Inc. (a)	3,058,100	474,036,081
Visa, Inc. Class A (b)	3,171,320	619,168,517
WEX, Inc. (a)	189,700	28,090,776
		1,759,713,099
Internet Services & Infrastructure - 3.8%
Akamai Technologies, Inc. (a)	912,500	96,542,500
GoDaddy, Inc. (a)	1,383,500	106,875,375
Twilio, Inc. Class A (a)	743,600	146,935,360
		350,353,235
IT Consulting & Other Services - 7.4%
Accenture PLC Class A	550,800	111,052,296
Capgemini SA	969,200	99,086,749
Cognizant Technology Solutions Corp. Class A	3,302,500	175,032,500
DXC Technology Co.	1,118,400	15,892,464
Gartner, Inc. (a)	752,100	91,530,570
IBM Corp.	1,183,200	147,781,680
Liveramp Holdings, Inc. (a)	889,700	44,867,571
		685,243,830

TOTAL IT SERVICES		2,795,310,164

Road & Rail - 0.1%
Trucking - 0.1%
Uber Technologies, Inc.	287,800	10,452,896
Software - 55.8%
Application Software - 25.9%
Adobe, Inc. (a)	1,451,900	561,304,540
Anaplan, Inc. (a)	1,575,100	72,328,592
Autodesk, Inc. (a)	981,100	206,403,818
Blackbaud, Inc.	913,000	53,510,930
Box, Inc. Class A (a)	1,079,400	21,566,412
Citrix Systems, Inc.	325,550	48,220,466
Constellation Software, Inc.	27,200	30,919,516
Dropbox, Inc. Class A (a)	873,100	19,705,867
Elastic NV (a)	981,100	84,296,112
HubSpot, Inc. (a)(b)	530,900	106,148,146
Intuit, Inc.	263,800	76,586,416
LogMeIn, Inc.	187,300	15,901,770
Micro Focus International PLC	2,089,564	10,293,550
Mimecast Ltd. (a)	789,400	32,981,132
New Relic, Inc. (a)	710,000	46,966,500
Parametric Technology Corp. (a)	1,178,400	90,006,192
Pluralsight, Inc. (a)(b)	4,842,000	100,858,860
RealPage, Inc. (a)	847,000	57,443,540
Salesforce.com, Inc. (a)	2,491,126	435,423,914
Slack Technologies, Inc. Class A (a)(b)	1,628,580	57,081,729
Workday, Inc. Class A (a)	775,500	142,249,965
Workiva, Inc. (a)	998,500	44,473,190
Zendesk, Inc. (a)	1,067,700	91,555,275
		2,406,226,432
Systems Software - 29.9%
Check Point Software Technologies Ltd. (a)	83,400	9,146,478
FireEye, Inc. (a)	2,615,800	32,645,184
Microsoft Corp.	12,160,600	2,228,429,948
Nortonlifelock, Inc.	4,032,300	91,855,794
Oracle Corp.	3,227,027	173,517,242
Palo Alto Networks, Inc. (a)	554,700	130,504,269
Proofpoint, Inc. (a)	233,300	27,125,791
Talend SA ADR (a)(b)	734,685	22,650,339
Tenable Holdings, Inc. (a)	1,617,600	50,582,352
Zuora, Inc. (a)	1,709,300	20,528,693
		2,786,986,090

TOTAL SOFTWARE		5,193,212,522

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	89,900	28,582,806
Pure Storage, Inc. Class A (a)	558,900	9,842,229
		38,425,035
TOTAL COMMON STOCKS
(Cost $4,906,491,455)		8,839,608,194

Money Market Funds - 10.0%
Fidelity Cash Central Fund 0.11% (c)	485,654,737	485,751,868
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	440,335,267	440,379,301
TOTAL MONEY MARKET FUNDS
(Cost $926,141,080)		926,131,169
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $5,832,632,535)		9,765,739,363
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(465,081,024)
NET ASSETS - 100%		$9,300,658,339

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$178,511
Fidelity Securities Lending Cash Central Fund	188,791
Total	$367,302

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.